Trade Receivables – Net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 MXN ($)
Trade receivables - Net [Abstract]
Customer portfolio value	$ 320,571
Estimate of expected credit losses	147,041
Net amount	$ 173,530